Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Schedule of accrued expenses and other liabilities

	2022 $	2021 $
Current
Accrued staff costs	1,405,316	1,763,099
Accrued expenses	2,949,038	12,131,214
Accrued professional fee	4,432,425	11,877,996
Value added tax payable	58,093	1,893,190
Deposit liabilities	328,559	2,690,842
Consideration payable in relation to the ACT Acquisition (note)	958,224	—
Other payables and accruals	5,479,766	5,923,957

	15,611,421	36,280,298
Non-current
Other non-current liabilities	949,701	—

	16,561,122	36,280,298